9 CAPITAL STOCK (Details)																		12 Months Ended
	Mar. 29, 2018 CAD ($) shares	Mar. 21, 2018 CAD ($) shares	Mar. 12, 2018 CAD ($) shares	Mar. 02, 2018	Feb. 28, 2018	Jun. 29, 2017 USD ($) shares	Jun. 23, 2017 USD ($) shares	Jun. 16, 2017 USD ($) shares	Jun. 13, 2017 USD ($) shares	May 05, 2017 USD ($) shares	Dec. 15, 2016 USD ($) shares	Apr. 28, 2016 USD ($) shares	Apr. 25, 2016 USD ($) shares	Apr. 21, 2016 USD ($) shares	Feb. 12, 2016 USD ($) shares	Feb. 11, 2016 USD ($) shares	Feb. 09, 2016 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares
Description of significant events and transactions	Company announced the closing of a fourth tranche (the 'Fourth Tranche') of the Financing	Company announced the closing of a third tranche (the 'Third Tranche') of the Financing	Company announced the closing of a second tranche (the 'Second Tranche') of the Financing	Company announced an increase to the Financing previously announced on February 28, 2018, due to additional investor interest	Company announced a non-brokered private placement financing (the 'Financing') of up to C$1,500,000
Private Placement Shares issued, number of shares | shares	6,000,000	2,500,000	8,000,000
Private Placement Shares issued, Amount	$ 600,000	$ 250,000	$ 800,000
Private Placement Shares issued, commissions or finder's fees			$ 48,000
Weighted average remaining life of the warrants outstanding, in years																		0.16
In 2016
Description of significant events and transactions												On April 28, 2016, the Company closed a third and final tranche	On April 25, 2016, the Company closed a second tranche	On April 21, 2016, the Company announced a non-brokered private placement financing and closed a first tranche				In fiscal 2016, the Company recognized stock-based compensation expense of $1,117,642	In fiscal 2016, 3,033,813 shares were issued relating to the acquisition of Hip Digital Media and 1,167,813 shares were issued to former Hip Digital employees
Private Placement Shares issued, number of shares | shares												1,453,334	3,370,000	17,500,000
Private Placement Shares issued, Amount												$ 347,579	$ 797,275	$ 4,130,700
Private Placement Shares issued, commissions or finder's fees																			$ 0
Private Placement Shares issued, legal fees																			$ 72,980
Shares issued relating to acquisition | shares																			3,033,813
Shares issued to former employees | shares																			1,167,813
Stock Options granted | shares											356,000				610,000	2,100,000	1,446,180
Description of valuation techniques used in fair value measurement, assets																			Black-Scholes
Fair Value Assumptions, Expected Term																			5 years
Fair Value Assumptions, Expected Volatility Rate																			125.00%
Fair Value Assumptions, Expected Dividend Payments | $ / shares																			$ 0.0000
Stock Options, value											$ 32,476				$ 91,051	$ 459,851	$ 271,742
Stock-based compensation expense																			$ 1,117,642
In 2016 | Bottom of range
Fair Value Assumptions, Risk Free Interest Rate																			0.37%
In 2016 | Top of range
Fair Value Assumptions, Risk Free Interest Rate																			0.47%
In 2017
Description of significant events and transactions						On June 29, 2017, the Company closed a third and final tranche	On June 23, 2017, the Company closed a second tranche			On May 5, 2017, the Company announced a non-brokered private placement financing and closed a first tranche								On June 16, 2017, disinterested shareholders approved
Private Placement Shares issued, number of shares | shares						2,347,000	28,488,000			14,165,000
Private Placement Shares issued, Amount						$ 180,205	$ 2,151,362			$ 1,043,509
Private Placement Shares issued, commissions or finder's fees																		$ 0
Private Placement Shares issued, legal fees																		19,927
Prior years Options expensed to stock-based compensation																		$ 439,110
In June 2017
Description of significant events and transactions																		On June 13, 2017, the Company granted 4,207,000 options and on June 16, 2017, the Company granted 1,739,000 options
Stock Options granted | shares								1,739,000	4,207,000
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes option pricing model
Fair Value Assumptions, Expected Term																		5 years
Fair Value Assumptions, Expected Volatility Rate																		125.00%
Fair Value Assumptions, Risk Free Interest Rate																		1.13%
Fair Value Assumptions, Expected Dividend Payments | $ / shares																		$ 0.0000
Stock Options, value								$ 102,958	$ 262,471
Prior years Options expensed to stock-based compensation																		$ 117,598
In November 2017
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes option pricing model
Fair Value Assumptions, Expected Term																		5 years
Fair Value Assumptions, Expected Volatility Rate																		125.00%
Fair Value Assumptions, Risk Free Interest Rate																		1.60%
Fair Value Assumptions, Expected Dividend Payments | $ / shares																		$ 0.0000
Stock Options, value									$ 33,232
Current year Options expensed to stock-based compensation																		$ 3,385
In 2015
Description of significant events and transactions																		In fiscal 2015, the Company recognized stock-based compensation expense of $1,889,285
Description of valuation techniques used in fair value measurement, assets																				Black-Scholes
Fair Value Assumptions, Expected Term																				5 years
Fair Value Assumptions, Expected Volatility Rate																				125.00%
Fair Value Assumptions, Expected Dividend Payments | $ / shares																				$ 0.0000
Stock-based compensation expense																				$ 1,889,285
In 2015 | Bottom of range
Fair Value Assumptions, Risk Free Interest Rate																				0.51%
In 2015 | Top of range
Fair Value Assumptions, Risk Free Interest Rate																				0.86%